Corporate debt (Tables)	9 Months Ended
Sep. 30, 2019
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of September 30, 2019 and December 31, 2018 is as follows:

	Balance as of September 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Non-current	674,991	415,168
Current	11,418	268,905
Total Corporate Debt	686,409	684,073

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of September 30, 2019 is as follows:

	Remainder of 2019	Between January and September 2020	2021	2022	2023	Subsequent years	Total
	($ in thousands)
New Revolving Credit Facility	314	-	-	92,168	-	-	92,482
Note Issuance Facility	154	-	-	98,274	97,508	97,418	293,354
2017 Credit Facility	49	10,836	-	-	-	-	10,885
2019 Note Issuance Facility	65	-	-	-	-	289,623	289,688
Total	582	10,836	-	190,442	97,508	387,041	686,409